UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-09086

TD ASSET MANAGEMENT USA FUNDS INC.

(FORMERLY KNOWN AS “TD WATERHOUSE FAMILY OF FUNDS, INC.”)

(Exact name of registrant as specified in charter)

31 West 52nd Street, New York, New York 10019

(Address of principal executive offices) (Zip code)

Kevin LeBlanc, President, TD Asset Management USA Funds Inc., 31 West 52nd Street, NY, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-827-7061

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Money Market Portfolio • Schedule of Investments

July 31, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER — 26.1%
BANKS — 5.5%
Australia & New Zealand Banking Group
0.52%, 8/1/12 (A)	$15,000,000	$15,000,000
0.63%, 9/6/12 (A)	25,000,000	24,984,250
Caisse Centrale Desjardins du Quebec
0.18%, 8/29/12 (A)	25,000,000	24,996,500
0.18%, 9/4/12 (A)	19,500,000	19,496,685
Commonwealth Bank of Australia
0.30%, 8/18/12 (A)	10,000,000	10,000,000
0.29%, 8/29/12 (A)	25,000,000	24,999,613
0.37%, 1/14/13 (A)	24,000,000	23,959,053
		143,436,101
DOMESTIC/FOREIGN BANK SUPPORTED — 2.4%
CPPIB Capital Inc. (GTY: Canada Pension Plan Investment Board)
0.11%, 8/17/12 (A)	24,000,000	23,998,827
0.15%, 10/17/12 (A)	25,000,000	24,991,979
National Australia Funding Delaware Inc. (GTY: National Australia Bank)
0.19%, 8/7/12 (A)	15,000,000	14,999,525
		63,990,331
INDUSTRIAL & OTHER COMMERCIAL PAPER — 18.2%
Board of Trustees of The Leland Stanford Junior University
0.16%, 8/24/12	47,500,000	47,495,144
Dean Health Systems Inc.
0.22%, 8/2/12	28,000,000	27,999,829
General Electric Capital Corp.
0.16%, 8/2/12	30,000,000	29,999,867
0.32%, 9/26/12	25,000,000	24,987,556
0.17%, 9/27/12	25,000,000	24,993,271
0.25%, 10/24/12	20,000,000	19,988,333
Old Line Funding LLC
0.17%, 8/15/08 (A)	24,000,000	23,998,413
President and Fellows of Harvard College
0.14%, 8/8/12	27,000,000	26,999,265
Procter & Gamble Co.
0.13%, 8/6/12 (A)	24,000,000	23,999,567
Trinity Health
0.17%, 8/13/12	30,000,000	29,998,300
0.17%, 10/2/12	19,000,000	18,994,437
University of California
0.14%, 8/13/12	20,000,000	19,999,067
0.17%, 10/3/12	20,000,000	19,994,050
University of Texas, Permanent University Funding System
0.15%, 8/20/12	24,000,000	24,000,000
0.17%, 9/17/12	18,000,000	18,000,000
0.16%, 9/18/12	21,000,000	21,000,000
0.17%, 10/9/12	4,000,000	4,000,000
0.17%, 10/16/12	25,000,000	25,000,000
Yale University
0.15%, 9/19/12	24,000,000	23,995,100
0.16%, 10/15/12	24,000,000	23,992,000
		479,434,199
TOTAL COMMERCIAL PAPER		686,860,631

CERTIFICATES OF DEPOSIT — 20.4%
Australia & New Zealand Banking Group
0.28%, 11/16/12	25,000,000	25,000,000
0.52%, 4/11/13	25,000,000	25,000,000
Bank of Montreal, IL
0.47%, 8/14/12	25,000,000	25,000,090
0.49%, 8/21/12	15,000,000	15,010,066
0.19%, 8/21/12	25,000,000	25,000,000
0.34%, 12/10/12	10,000,000	10,000,363
Bank of Nova Scotia, TX
0.45%, 8/1/12	14,600,000	14,600,041
0.79%, 8/22/12	38,000,000	38,079,513
0.47%, 8/31/12	25,000,000	25,000,631
Canadian Imperial Bank of Commerce, NY
0.56%, 8/1/12	25,000,000	25,000,000
0.24%, 8/1/12	25,000,000	25,000,000
0.50%, 2/21/13	25,000,000	25,000,000
National Australia Bank, NY
0.30%, 8/29/12	24,000,000	24,000,000
0.63%, 9/6/12	15,000,000	15,000,000
0.61%, 10/10/12	13,500,000	13,500,000
0.53%, 10/24/12	3,000,000	3,000,123
National Bank of Canada, NY
0.43%, 8/1/12	25,000,000	25,000,000
0.54%, 8/13/12	7,000,000	7,003,525
0.54%, 8/27/12	25,000,000	25,000,000
0.52%, 9/18/12	20,000,000	20,000,000
0.44%, 10/12/12	23,000,000	23,000,000
Royal Bank of Canada, NY
0.55%, 8/1/12	15,000,000	15,000,000
0.54%, 8/1/12	9,000,000	9,000,000
0.44%, 8/1/12	25,000,000	25,000,000
Westpac Banking Corp., NY
0.46%, 8/1/12	24,000,000	24,001,156
0.28%, 8/6/12	15,000,000	15,000,000
0.51%, 8/17/12	15,000,000	15,000,000
TOTAL CERTIFICATES OF DEPOSIT		536,195,508

MUNICIPAL OBLIGATIONS — 18.2%
Baton Rouge Parish, Exxon Project, AMT, RB
0.16%, 8/1/12 (B)	9,000,000	9,000,000
California State, EFA, California Institute of Technology Project, Ser B, RB
0.12%, 8/2/12 (B)	3,500,000	3,500,000
California State, EFA, Stanford University Project, Ser L, RB
0.12%, 8/1/12 (B)	2,955,000	2,955,000
California State, Health Facilities Financing Authority, Health Facility Catholic Project, RB, (LOC: Bank of Montreal)
0.10%, 8/1/12 (B)	4,800,000	4,800,000
California State, HFA, Home Mortgage Project, Ser M, AMT, RB, (LOC: Fannie Mae)
0.17%, 8/1/12 (B)(C)	550,000	550,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Money Market Portfolio • Schedule of Investments

July 31, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS (continued)
California State, HFA, MFH Project, Ser F, RB, (LOC: Fannie Mae)
0.12%, 8/1/12 (B)(C)	$3,500,000	$3,500,000
California State, Infrastructure & Economic Development Bank, Buck Institute Age Research Project, RB, (LOC: U.S. Bank, N.A.)
0.13%, 8/1/12 (B)	100,000	100,000
California State, Infrastructure & Economic Development Bank, J Paul Getty Project, Ser A2, RB
0.13%, 8/1/12 (B)	4,000,000	4,000,000
California State, Kindergarten Project, Ser A-3, GO, (LOC: State Street Bank & Trust Co.)
0.13%, 8/1/12 (B)	4,300,000	4,300,000
California State, MFA, La Sierra University Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.13%, 8/2/12 (B)	3,600,000	3,600,000
California State, MFA, La Sierra University Project, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.13%, 8/2/12 (B)	100,000	100,000
California State, PCFA, Pacific Gas & Electric Project, Ser B, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.20%, 8/1/12 (B)	2,800,000	2,800,000
California State, PCFA, Pacific Gas & Electric Project, Ser E, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.12%, 8/1/12 (B)	7,800,000	7,800,000
California State, PCFA, Pacific Gas & Electric Project, Ser F, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.12%, 8/1/12 (B)	5,600,000	5,600,000
California State, Ser A-1, GO, (LOC: JPMorgan Chase Bank, N.A.)
0.13%, 8/1/12 (B)	2,500,000	2,500,000
California Statewide, Community Development Authority, Crossing Senior Phase II Project, AMT, RB, (LOC: Fannie Mae)
0.14%, 8/2/12 (B)(C)	3,030,000	3,030,000
Chicago, Ser D-2, GO, (LOC: Northern Trust Company)
0.16%, 8/1/12 (B)	14,000,000	14,000,000
Coconino County, PCFA, Arizona Public Service Company Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.19%, 8/1/12 (B)	3,000,000	3,000,000
Connecticut State, HEFA, Yale University Project, Ser Y-3, RB
0.10%, 8/1/12 (B)	10,950,000	10,950,000
Cuyahoga County, Metrohealth System Project, RB, (LOC: PNC Bank N.A.)
0.15%, 8/2/12 (B)	57,315,000	57,315,000
Emery County, PCFA, Pacificorp Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.17%, 8/1/12 (B)	3,500,000	3,500,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.16%, 8/2/12 (B)	3,350,000	3,350,000
Harris County, IDC, Exxon Project, AMT, RB
0.16%, 8/1/12 (B)	15,300,000	15,300,000
Hendersonville, IDB, Windsor Park Project, RB, (LOC: Fannie Mae)
0.17%, 8/1/12 (B)(C)	4,200,000	4,200,000
Illinois State, DFA, American College of Surgeons Project, RB, (LOC: Northern Trust Company)
0.40%, 8/3/12 (B)	8,200,000	8,200,000
Illinois State, EFA, TECP
0.18%, 9/6/12	4,075,000	4,075,000
Indiana State, Finance Authority, Ascension Health Senior Credit Project, RB
0.14%, 8/1/12 (B)	3,000,000	3,000,000
Kern Water Bank Authority, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.21%, 8/2/12 (B)	1,962,000	1,962,000
Lincoln County, PCFA, Exxon Project, Ser A, AMT, RB
0.14%, 8/1/12 (B)	6,000,000	6,000,000
Lincoln County, PCFA, Exxon Project, Ser B, AMT, RB
0.14%, 8/1/12 (B)	8,700,000	8,700,000
Los Angeles County, Leasing Authority, TECP
0.16%, 8/8/12	5,020,000	5,020,000
Lower Neches Valley Authority, IDC, Exxon-Mobil Project, RB
0.14%, 8/1/12 (B)	9,000,000	9,000,000
Lower Neches Valley Authority, IDC, Ser B-2, AMT, RB
0.16%, 8/1/12 (B)	15,000,000	15,000,000
Michigan State, HDA, Ser B, AMT, RB, (LOC: Fannie Mae)
0.17%, 8/1/12 (B)(C)	1,700,000	1,700,000
Minnesota State, Office of Higher Education, Ser A, RB, (LOC: U.S. Bank, N.A.)
0.18%, 8/2/12 (B)	17,000,000	17,000,000
Missouri State, HEFA, Health Care Project, Ser E, RB, (LOC: PNC Bank N.A.)
0.15%, 8/1/12 (B)	10,200,000	10,200,000
Missouri State, HEFA, Lutheran Senior Services Project, RB, (LOC: PNC Bank N.A.)
0.15%, 8/2/12 (B)	3,000,000	3,000,000
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.12%, 8/2/12 (B)	790,000	790,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Money Market Portfolio • Schedule of Investments

July 31, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS (continued)
New York City, Industrial Development Agency, MSMC Realty Corp. Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.15%, 8/1/12 (B)	$2,600,000	$2,600,000
New York City, Municipal Water Finance Authority, 2nd General Resolution Project, Ser AA-1, RB, (LIQ: State Street Bank & Trust Co./CALSTRS)
0.16%, 8/1/12 (B)	25,005,000	25,005,000
New York City, Municipal Water Finance Authority, 2nd General Resolution Project, Ser DD-3B, RB
0.14%, 8/1/12 (B)	15,760,000	15,760,000
New York State, HFA, 363 West 30th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.16%, 8/1/12 (B)(C)	2,800,000	2,800,000
New York State, HFA, Dekalb Ace Project, Ser B, RB, (LOC: Wachovia Bank, N.A.)
0.14%, 8/1/12 (B)	2,620,000	2,620,000
New York State, HFA, Union Square South Housing Project, AMT, RB, (LOC: Fannie Mae)
0.16%, 8/1/12 (B)(C)	2,600,000	2,600,000
Port Authority of NY & NJ, Ser ZZ, RB
1.00%, 12/1/12	48,000,000	48,111,525
Port Authority of NY & NJ, TECP
0.17%, 9/13/12	16,065,000	16,065,000
Rhode Island State, Student Loan Authority, Ser A, RB, (LOC: State Street Bank & Trust Co.)
0.17%, 8/1/12 (B)	15,000,000	15,000,000
South Placer, Wastewater Authority, Ser B, RB, (LOC: U.S. Bank, N.A.)
0.12%, 8/2/12 (B)	3,360,000	3,360,000
St. Joseph, IDA, Heartland Regional Medical Center Project, Ser A, RB, (LOC: U.S. Bank, N.A.)
0.13%, 8/1/12 (B)	3,600,000	3,600,000
Texas State, Veterans Housing Project, GO, (LIQ: JPMorgan Chase Bank, N.A.)
0.21%, 8/1/12 (B)	11,100,000	11,100,000
University of California, Ser Z-1, RB
0.18%, 8/2/12 (B)	10,000,000	10,000,000
University of California, Ser Z-2, RB
0.18%, 8/2/12 (B)	9,000,000	9,000,000
Vermont State, Student Assistance Authority, Ser B-1, AMT, RB, (LOC: Bank of New York Mellon)
0.14%, 8/2/12 (B)	10,865,000	10,865,000
Virginia State, Small Business Financing Authority, Carilion Clinic Obligations Project, Ser B, RB, (LOC: PNC Bank N.A.)
0.15%, 8/1/12 (B)	20,000,000	20,000,000
Wayne County, Airport Authority, Detroit Metropolitan Wayne Airport Project, Ser E-2, AMT, RB, (LOC: PNC Bank N.A.)
0.16%, 8/1/12 (B)	16,000,000	16,000,000
TOTAL MUNICIPAL OBLIGATIONS		477,883,525

CORPORATE OBLIGATIONS — 10.5%
BANKS — 6.1%
Australia & New Zealand Banking Group Ltd.
2.40%, 1/11/13 (A)	10,000,000	10,067,879
Bank of New York Mellon Corp. MTN
4.95%, 11/1/12	49,182,000	49,725,693
Commonwealth Bank of Australia
1.02%, 9/19/12 (A) (D)	15,000,000	15,044,790
National Australia Bank MTN
2.35%, 11/16/12 (A)	23,000,000	23,095,801
2.50%, 1/8/13 (A)	3,663,000	3,693,906
U.S. Bank, N.A.
0.67%, 10/26/12 (D)	22,650,000	22,659,757
Westpac Banking Corp.
0.67%, 8/26/12 (A) (D)	17,000,000	17,007,928
1.00%, 10/23/12 (A) (D)	3,000,000	3,003,250
2.25%, 11/19/12	17,000,000	17,070,394
		161,369,398
DOMESTIC/FOREIGN BANK SUPPORTED — 3.2%
Academy of the New Church, (LOC: Wells Fargo Bank, N.A.)
0.21%, 8/2/12 (D)	22,230,000	22,230,000
Corporate Finance Managers Inc., Ser B, (LOC: Wells Fargo Bank, N.A.)
0.21%, 8/2/12 (D)	44,600,000	44,600,000
Lauren Co. LLC, Ser 2003, (LOC: Wells Fargo Bank, N.A.)
0.26%, 8/2/12 (A) (D)	405,000	405,000
Net Magan Two LLC, (LOC: Wells Fargo Bank, N.A.)
0.21%, 8/2/12 (D)	15,200,000	15,200,000
PCP Investors LLC, (LOC: Wells Fargo Bank, N.A.)
0.21%, 8/2/12 (D)	1,300,000	1,300,000
		83,735,000
INDUSTRIAL — 1.2%
Wal-Mart Stores Inc.
4.55%, 5/1/13	29,500,000	30,435,967
TOTAL CORPORATE OBLIGATIONS		275,540,365

REGIONAL GOVERNMENT OBLIGATIONS — 5.6%
Export Development Canada
1.75%, 9/24/12	8,270,000	8,288,208
Financement-Quebec
5.00%, 10/25/12	42,000,000	42,442,775
Province of New Brunswick Canada
7.63%, 2/15/13	24,000,000	24,946,440
Province of Ontario Canada, Ser 1
1.88%, 11/19/12	12,000,000	12,056,239

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Money Market Portfolio • Schedule of Investments
July 31, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REGIONAL GOVERNMENT OBLIGATIONS (continued)
Province of Saskatchewan Canada
8.00%, 2/1/13	$57,000,000	$59,198,850
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		146,932,512

U.S. GOVERNMENT AGENCY OBLIGATION — 1.4%
FEDERAL HOME LOAN BANK — 1.4%
0.18%, 8/1/12 (D)	38,000,000	38,000,000
TOTAL U.S. GOVERNMENT AGENCY OBLIGATION		38,000,000

REPURCHASE AGREEMENTS — 16.9%
Counterparty: Bank of Montreal
0.16% dated 7/31/12, due 8/1/12
in the amount of $238,648,061, fully collateralized by a $237,963,500 U.S. Treasury Note, coupon 1.75%, maturity 1/31/14, value $243,420,003	238,647,000	238,647,000
Counterparty: Bank of Nova Scotia
0.17% dated 7/31/12, due 8/1/12
in the amount of $180,000,850, fully collateralized by various U.S. government obligations, coupon range 0.00% - 4.50%, maturity range 1/15/13 - 3/28/22, value $183,601,034	180,000,000	180,000,000
Counterparty: RBC Capital Markets Corp.
0.13% dated 7/31/12, due 8/1/12
in the amount of $25,000,090, fully collateralized by a $25,646,200 U.S. Treasury Note, coupon 0.50%, maturity 7/31/17, value $25,500,017	25,000,000	25,000,000
TOTAL REPURCHASE AGREEMENTS		443,647,000

TOTAL INVESTMENTS
(Cost $2,605,059,541)† — 99.1%		2,605,059,541
OTHER ASSETS AND LIABILITIES, NET — 0.9%		23,380,612
NET ASSETS — 100.0%		$2,628,440,153

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2012, these securities amounted to $327,742,966 or 12.47% of net assets of the Portfolio. These securities have been deemed liquid by the Board of Directors.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on July 31, 2012. Date shown is the date on which the Portfolio can unconditionally demand payment.
(C)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(D)	Variable rate security. The rate shown is the current rate on July 31, 2012. Date shown represents the next interest reset date.

AMT — Alternative Minimum Tax
CALSTRS — California State Teachers' Retirement System
DFA — Developmental Finance Authority
EFA — Educational Facilities Authority
GO — General Obligation
GTY — Guarantee
HDA — Housing Development Authority
HEFA — Health and Education Facilities Authority
HFA — Housing Finance Agency
IDA — Industrial Development Authority
IDB — Industrial Development Board
IDC — Industrial Development Corp.
LIQ — Liquidity Agreement
LLC — Limited Liability Company
LOC — Letter of Credit
MFA — Municipal Finance Authority
MFH — Multi-Family Housing
MTN — Medium Term Note
N.A. — National Association
PCFA — Pollution Control Financing Authority
RB — Revenue Bond
Ser — Series
TECP — Tax Exempt Commercial Paper

As of July 31, 2012, all the investments are classified as Level 2. For the period ended July 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM U.S. Government Portfolio • Schedule of Investments

July 31, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 63.6%
FANNIE MAE — 12.4%
0.37%, 8/1/12 (A) (B)	$21,500,000	$21,505,196
0.34%, 8/1/12 (A) (B)	25,000,000	25,013,369
0.28%, 8/17/12 (A) (B)	25,000,000	25,004,802
0.27%, 8/23/12 (A) (B)	8,900,000	8,905,224
0.38%, 12/28/12 (A)	15,000,000	15,011,352
0.75%, 2/26/13 (A)	10,000,000	10,030,376
		105,470,319
FEDERAL FARM CREDIT BANK — 10.9%
0.31%, 8/1/12 (B)	35,000,000	35,006,795
0.21%, 8/7/12 (B)	10,000,000	9,999,296
0.19%, 8/7/12 (B)	30,000,000	29,998,978
0.20%, 8/22/12 (B)	5,000,000	4,999,970
0.15%, 8/31/12 (B)	12,500,000	12,499,874
		92,504,913
FEDERAL HOME LOAN BANK — 25.4%
0.18%, 8/1/12 (B)	55,000,000	55,000,000
0.17%, 8/1/12 (B)	32,125,000	32,120,886
1.75%, 8/22/12	16,000,000	16,015,036
0.20%, 11/19/12	35,000,000	35,003,318
0.18%, 12/19/12	25,000,000	24,999,167
0.25%, 12/24/12	15,000,000	15,001,532
0.25%, 1/8/13	12,500,000	12,501,338
0.16%, 2/1/13	5,000,000	4,999,934
0.23%, 4/17/13	7,500,000	7,499,556
0.24%, 5/16/13	12,500,000	12,501,252
		215,642,019
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 1.5%
0.12%, 8/3/12 (C)	12,500,000	12,499,920

FREDDIE MAC — 13.4%
0.33%, 8/1/12 (A) (B)	25,000,000	25,021,274
0.31%, 8/1/12 (A) (B)	18,000,000	18,010,511
0.28%, 8/1/12 (A) (B)	12,500,000	12,502,123
0.19%, 8/2/12 (A) (B)	13,600,000	13,602,339
1.00%, 8/28/12 (A)	25,000,000	25,015,902
4.13%, 12/21/12 (A)	9,000,000	9,137,280
0.63%, 12/28/12 (A)	10,000,000	10,017,934
		113,307,363
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		539,424,534

REPURCHASE AGREEMENTS — 35.9%
Counterparty: Bank of Montreal
0.16% dated 7/31/12, due 8/1/12
in the amount of $144,982,644, fully collateralized by a $144,566,800 U.S. Treasury Note, coupon 1.75%, maturity 1/31/14, value $147,881,717	144,982,000	144,982,000
Counterparty: Bank of Nova Scotia
0.17% dated 7/31/12, due 8/1/12
in the amount of $140,000,661, fully collateralized by various U.S. government obligations, coupon range 1.25% - 3.97%, maturity range 7/10/19 - 11/27/19, value $142,801,459	140,000,000	140,000,000
Counterparty: RBC Capital Markets Corp.
0.13% dated 7/31/12, due 8/1/12
in the amount of $20,000,072, fully collateralized by a $20,517,000 U.S. Treasury Note, coupon 0.50%, maturity 7/31/17, value $20,400,053	20,000,000	20,000,000
TOTAL REPURCHASE AGREEMENTS		304,982,000

TOTAL INVESTMENTS
(Cost $844,406,534)† — 99.5%		844,406,534
OTHER ASSETS AND LIABILITIES, NET — 0.5%		3,828,906
NET ASSETS — 100.0%		$848,235,440

†	For Federal tax purposes, the Portfolio's aggregate tax cost is equal to book cost.
(A)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(B)	Variable rate security. The rate shown is the current rate on July 31, 2012. Date shown represents the next interest reset date.
(C)	The rate shown is the effective yield at time of purchase.

As of July 31, 2012, all the investments are classified as Level 2. For the period ended July 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments

July 31, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 99.7%
ALABAMA — 0.6%
Montgomery, IDA, Anderson ALACO Lawn Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.51%, 8/2/12 (A)	$4,650,000	$4,650,000

ALASKA — 0.4%
Valdez, Exxon Pipeline Project, Ser A, RB
0.15%, 8/1/12 (A)	3,500,000	3,500,000

ARIZONA — 1.6%
Coconino County, PCFA, Arizona Public Service Company Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.19%, 8/1/12 (A)	12,870,000	12,870,000

CALIFORNIA — 7.1%
California State, EFA, California Institute of Technology Project, Ser B, RB
0.12%, 8/2/12 (A)	4,200,000	4,200,000
California State, EFA, TECP
0.14%, 8/17/12	11,648,000	11,648,000
California State, HFA, Home Mortgage Project, Ser M, AMT, RB, (LOC: Fannie Mae)
0.17%, 8/1/12 (A) (B)	1,600,000	1,600,000
California State, HFA, MFH Project, Ser B, AMT, RB, (TCLF: Fannie Mae; Freddie Mac)
0.15%, 8/1/12 (A) (B)	13,845,000	13,845,000
California State, HFA, MFH Project, Ser F, RB, (LOC: Fannie Mae)
0.12%, 8/1/12 (A) (B)	2,345,000	2,345,000
California State, PCFA, Pacific Gas & Electric Project, Ser C, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.16%, 8/1/12 (A)	440,000	440,000
California Statewide, Community Development Authority, RB, (LIQ: Royal Bank of Canada)
0.14%, 8/2/12 (A)	12,700,000	12,700,000
San Francisco City & County, Airports Commission Authority, Ser A-1, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.17%, 8/1/12 (A)	7,100,000	7,100,000
University of California, TECP
0.14%, 11/15/12	5,000,000	5,000,000
		58,878,000
COLORADO — 1.1%
Boulder County, Housing Authority, Broadway East Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.25%, 8/2/12 (A)	1,000,000	1,000,000
Colorado State, Educational & Cultural Facilities Authority, National Jewish Federation, Ser F-2, RB, (LOC: Northern Trust Company)
0.17%, 8/1/12 (A)	2,080,000	2,080,000
Colorado State, Educational & Cultural Facilities Authority, Ready Foods Inc. Project, Ser A, AMT, RB, (LOC: U.S. Bank, N.A.)
0.20%, 8/2/12 (A)	1,900,000	1,900,000
Colorado State, Educational & Cultural Facilities Authority, Single Family Project, Ser C-3, Cl I, AMT, RB, (LOC: Fannie Mae)
0.17%, 8/1/12 (A) (B)	3,600,000	3,600,000
Colorado State, Housing & Finance Authority, Warneke Paper Box Co. Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.33%, 8/2/12 (A)	500,000	500,000
		9,080,000
CONNECTICUT — 1.1%
Connecticut State, HEFA, Yale University, Ser V-2, RB
0.12%, 8/1/12 (A)	350,000	350,000
Connecticut State, HEFA, Yale University, Ser X-2, RB
0.10%, 8/2/12 (A)	8,690,000	8,690,000
		9,040,000
FLORIDA — 2.2%
Alachua County, HFA, Brookside Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.19%, 8/1/12 (A) (B)	7,010,000	7,010,000
Florida State, Housing Finance Corp., Heritage Pointe Project, Ser I-1, AMT, RB, (LOC: Fannie Mae)
0.19%, 8/1/12 (A) (B)	2,300,000	2,300,000
Miami-Dade County School District, TAN
2.50%, 2/28/13	9,000,000	9,119,403
		18,429,403
GEORGIA — 4.5%
Douglas County, Development Authority, Pandosia LLC Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.23%, 8/2/12 (A)	4,250,000	4,250,000
Main Street Natural Gas Inc., Ser A, RB, (LIQ: Royal Bank of Canada)
0.15%, 8/2/12 (A)	20,000,000	20,000,000
Monroe County, Development Authority, Oglethorpe Power Corp. Project, RB, (LOC: Bank of Montreal)
0.14%, 8/1/12 (A)	12,500,000	12,500,000
		36,750,000
IDAHO — 0.8%
Idaho State, TAN
2.00%, 6/28/13	6,250,000	6,351,776

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments

July 31, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
ILLINOIS — 4.7%
Chicago, Ser D-1, GO, (LOC: Bank of Montreal)
0.16%, 8/1/12 (A)	$5,200,000	$5,200,000
Chicago, Ser D-2, GO, (LOC: Northern Trust Company)
0.16%, 8/1/12 (A)	5,100,000	5,100,000
Illinois State, EFA, Adler Planetarium Project, RB, (LOC: PNC Bank N.A.)
0.15%, 8/1/12 (A)	5,000,000	5,000,000
Illinois State, EFA, TECP
0.18%, 9/6/12	9,000,000	9,000,000
Illinois State, Finance Authority, Carle Foundation Project, Ser B, RB, (LOC: Northern Trust Company)
0.11%, 8/2/12 (A)	1,800,000	1,800,000
Illinois State, Finance Authority, Carle Foundation Project, Ser C, RB, (LOC: Northern Trust Company)
0.14%, 8/2/12 (A)	3,700,000	3,700,000
Illinois State, Finance Authority, Rush University Medical Center Project, Ser A, RB, (LOC: Northern Trust Company)
0.15%, 8/2/12 (A)	3,600,000	3,600,000
Lake County, Solid Waste Disposal, Countryside Landfill Inc., AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.19%, 8/2/12 (A)	2,100,000	2,100,000
Oswego, IDRB, Griffith Laboratories Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.32%, 8/1/12 (A)	3,630,000	3,630,000
		39,130,000
INDIANA — 1.2%
Indiana State, DFA, Sheet Metal Workers Local 20, RB, (LOC: U.S. Bank, N.A.)
0.30%, 8/2/12 (A)	475,000	475,000
Indiana State, Finance Authority, Ohio Valley Electric Corporation Project, Ser C, RB, (LOC: Bank of Nova Scotia)
0.15%, 8/2/12 (A)	2,700,000	2,700,000
Indiana State, Finance Authority, Parkview Health System Project, Ser C, RB, (LOC: PNC Bank N.A.)
0.15%, 8/1/12 (A)	4,000,000	4,000,000
Indiana State, Health System Finance Authority, Sisters St. Francis Project, Ser I, RB, (LOC: Wells Fargo Bank, N.A.)
0.15%, 8/1/12 (A)	3,000,000	3,000,000
		10,175,000
IOWA — 1.5%
Iowa State, Finance Authority, Cone Enterprise Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.23%, 8/2/12 (A)	7,560,000	7,560,000
Iowa State, Finance Authority, Embria Health Sciences Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.33%, 8/2/12 (A)	910,000	910,000
Iowa State, Small Business Financing Authority, Corporate Center Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.15%, 8/2/12 (A)	3,580,000	3,580,000
		12,050,000
KENTUCKY — 0.4%
Williamstown, League of Cities Funding Trust, Ser B, RB, (LOC: U.S. Bank, N.A.)
0.15%, 8/3/12 (A)	3,000,000	3,000,000

MARYLAND — 3.9%
Johns Hopkins University, TECP
0.15%, 8/9/12	17,141,000	17,141,000
0.16%, 10/4/12	13,000,000	13,000,000
0.15%, 11/8/12	1,661,000	1,661,000
		31,802,000
MICHIGAN — 9.5%
Michigan State, Finance Authority, Ser C-3, RB, (LOC: Bank of Nova Scotia)
2.00%, 8/20/12	14,000,000	14,012,313
Michigan State, HDA, Alderwood Project, AMT, RB, (LOC: Federal Home Loan Bank)
0.16%, 8/2/12 (A)	8,100,000	8,100,000
Michigan State, HDA, Ser B, AMT, RB, (LOC: Fannie Mae)
0.17%, 8/1/12 (A) (B)	16,600,000	16,600,000
Michigan State, HFA, TECP
0.14%, 10/3/12	21,500,000	21,500,000
University of Michigan, Ser B, RB
0.14%, 8/1/12 (A)	3,500,000	3,500,000
University of Michigan, TECP
0.15%, 9/4/12	14,500,000	14,500,000
		78,212,313
MINNESOTA — 4.2%
Minnesota State, Office of Higher Education, Supplement Student Loan Project, Ser B, AMT, RB, (LOC: U.S. Bank, N.A.)
0.16%, 8/2/12 (A)	10,750,000	10,750,000
St. Paul, Housing & Redevelopment Authority, Allina Health System Project, Ser C, RB, (LOC: Wells Fargo Bank, N.A.)
0.15%, 8/2/12 (A)	23,985,000	23,985,000
		34,735,000
MISSOURI — 4.7%
Missouri State, HEFA, Ascension Health Senior Credit Project, TECP
0.12%, 8/3/12	7,000,000	7,000,000
Missouri State, HEFA, Lutheran Senior Services Project, RB, (LOC: PNC Bank N.A.)
0.15%, 8/2/12 (A)	13,650,000	13,650,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments

July 31, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MISSOURI (continued)
Missouri State, HEFA, RB
0.13%, 8/1/12 (A)	$7,000,000	$7,000,000
St. Joseph, IDA, Heartland Regional Medical Center Project, Ser A, RB, (LOC: U.S. Bank, N.A.)
0.13%, 8/1/12 (A)	11,000,000	11,000,000
		38,650,000
NEW JERSEY — 0.1%
New Jersey State, EDA, Accurate Box Company Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.28%, 8/2/12 (A)	635,000	635,000

NEW MEXICO — 3.7%
New Mexico State, Finance Authority, Ser A-1, RB, (LOC: State Street Bank & Trust Co.)
0.12%, 8/2/12 (A)	22,000,000	22,000,000
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.12%, 8/2/12 (A)	8,400,000	8,400,000
		30,400,000
NEW YORK — 4.9%
Nassau, Health Care Corp., Ser D-1, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.14%, 8/3/12 (A)	5,000,000	5,000,000
New York City, Housing Development Corp., Lyric Development Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.16%, 8/1/12 (A) (B)	2,500,000	2,500,000
New York City, Municipal Water Finance Authority, 2nd General, Ser DD-3A, RB, (LIQ: CALSTRS/State Street Bank & Trust Co.)
0.13%, 8/1/12 (A)	2,700,000	2,700,000
New York City, Municipal Water Finance Authority, Ser B-4, RB
0.13%, 8/1/12 (A)	5,375,000	5,375,000
New York City, Ser A-5, GO, (LIQ: Bank of Nova Scotia)
0.14%, 8/1/12 (A)	3,600,000	3,600,000
New York City, Ser F-6, GO, (LOC: JPMorgan Chase Bank, N.A.)
0.14%, 8/1/12 (A)	2,400,000	2,400,000
New York State, HFA, Gotham West Project, Ser A-1, RB, (LOC: Wells Fargo Bank, N.A.)
0.14%, 8/1/12 (A)	8,000,000	8,000,000
New York State, Liberty Development Corp., World Trade Center Project, Ser A-1, RB
0.30%, 8/8/12 (A)	4,000,000	4,000,000
New York State, Power Authority, GO, (LIQ: JPMorgan Chase Bank, N.A., Bank of Nova Scotia, Wells Fargo, Bank, N.A., State Street Bank & Trust Co., Bank of New York Mellon)
0.15%, 9/1/12 (A)	7,000,000	7,000,000
		40,575,000
OHIO — 5.8%
Allen County, Ohio Hospital Facilities, Catholic Healthcare Project, Ser D, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.16%, 8/1/12 (A)	6,800,000	6,800,000
Cuyahoga County, Metrohealth System Project, RB, (LOC: PNC Bank N.A.)
0.15%, 8/2/12 (A)	11,000,000	11,000,000
Franklin County, Health Care, Ohio Presbyterian Project, Ser A, RB, (LOC: PNC Bank N.A.)
0.15%, 8/2/12 (A)	7,000,000	7,000,000
Ohio State, Air Quality Development Authority, Firstenergy Project, Ser B, RB, (LOC: Bank of Nova Scotia)
0.15%, 8/1/12 (A)	7,100,000	7,100,000
Ohio State, Air Quality Development Authority, Firstenergy Project, Ser C, RB, (LOC: Bank of Nova Scotia)
0.15%, 8/1/12 (A)	2,985,000	2,985,000
Ohio State, Water Development Authority, Firstenergy Project, Ser A, RB, (LOC: Bank of Nova Scotia)
0.14%, 8/1/12 (A)	2,000,000	2,000,000
Parma, Hospital Improvement, Parma Community General Hospital Project, Ser A, RB, (LOC: PNC Bank N.A.)
0.15%, 8/2/12 (A)	10,860,000	10,860,000
		47,745,000
OREGON — 1.1%
Oregon State, Ser A, TAN
2.00%, 6/28/13	9,000,000	9,148,190

PENNSYLVANIA — 4.5%
Beaver County, IDA, Firstenergy Project, Ser B, RB, (LOC: Bank of Nova Scotia)
0.15%, 8/1/12 (A)	5,000,000	5,000,000
Pennsylvania State University, Ser B, RB
0.22%, 6/1/13 (A)	10,000,000	10,000,000
Philadelphia, Authority for Industrial Development, Ser B-3, RB, (LOC: PNC Bank N.A.)
0.15%, 8/2/12 (A)	5,325,000	5,325,000
Southeastern Pennsylvania Transportation Authority, RB, (LOC: PNC Bank N.A.)
0.15%, 8/1/12 (A)	17,000,000	17,000,000
		37,325,000
TEXAS — 12.7%
City of Houston Texas, TRAN
2.00%, 6/28/13	18,500,000	18,804,648
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.16%, 8/2/12 (A) (C)	3,000,000	3,000,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.16%, 8/2/12 (A)	10,000,000	10,000,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments

July 31, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
TEXAS (continued)
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.16%, 8/2/12 (A) (C)	$10,000,000	$10,000,000
Harris County, Cultural Education Facilities Finance Corp., Hermann Health Project, Ser D-3, RB, (LOC: Northern Trust Company)
0.15%, 8/2/12 (A)	5,000,000	5,000,000
Harris County, TRAN
2.00%, 2/28/13	9,000,000	9,095,568
Lower Neches Valley Authority, IDC, Exxon Mobil Project, RB
0.14%, 8/1/12 (A)	1,000,000	1,000,000
Lower Neches Valley Authority, IDC, Exxon Mobil Project, Ser B-3, AMT, RB
0.16%, 8/1/12 (A)	1,095,000	1,095,000
Lower Neches Valley Authority, IDC, Exxon-Mobil Project, Ser B, AMT, RB
0.16%, 8/1/12 (A)	1,250,000	1,250,000
Tarrant County, Cultural Education Facilities Finance Corp., Baylor Health Care System Project, RB, (LOC: Northern Trust Company)
0.15%, 8/1/12 (A)	3,000,000	3,000,000
Tarrant County, Cultural Education Facilities Finance Corp., Baylor Health Care System Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.15%, 8/1/12 (A)	4,000,000	4,000,000
Texas State, Department of Housing & Community Affairs, Chisholm Trails Apartments, AMT, RB, (LOC: Fannie Mae)
0.18%, 8/2/12 (A) (B)	5,900,000	5,900,000
Texas State, Ser A, TRAN
2.50%, 8/30/12	28,000,000	28,049,322
University of Texas, Permanent University Funding System, Ser A, RB
0.13%, 8/2/12 (A)	4,900,000	4,900,000
		105,094,538
UTAH — 1.6%
Park City, Ski & Snowboard Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.18%, 8/2/12 (A)	4,260,000	4,260,000
Utah State, Housing Corp., Pointe Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.16%, 8/2/12 (A)	9,300,000	9,300,000
		13,560,000
VARIOUS STATES — 5.9%
Freddie Mac, MFC, Ser M001, Cl A
0.21%, 8/2/12 (A)	19,069,779	19,069,779
Freddie Mac, MFC, Ser M002, AMT, RB
0.21%, 8/2/12 (A)	19,514,698	19,514,698
Freddie Mac, MFC, Ser M008, AMT, RB
0.21%, 8/2/12 (A) (C)	9,841,923	9,841,923
		48,426,400
VERMONT — 4.1%
Vermont State, Student Assistance Authority, Ser B-1, AMT, RB, (LOC: Bank of New York Mellon)
0.14%, 8/2/12 (A)	34,160,000	34,160,000

WASHINGTON — 4.0%
Olympia, Economic Development Corp., Spring Air Northwest Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.21%, 8/2/12 (A)	800,000	800,000
Washington State, Economic Development Corp., Seadrunar Project, Ser E, RB, (LOC: U.S. Bank, N.A.)
0.19%, 8/2/12 (A)	100,000	100,000
Washington State, HFC, Boardwalk Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.19%, 8/2/12 (A) (B)	9,320,000	9,320,000
Washington State, HFC, Bremerton Senior Living Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.19%, 8/2/12 (A) (B)	6,200,000	6,200,000
Washington State, HFC, Eagle's Landing Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.19%, 8/2/12 (A) (B)	6,365,000	6,365,000
Washington State, HFC, Lake Wash Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.18%, 8/1/12 (A)	1,550,000	1,550,000
Washington State, HFC, Merrill Gardens Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.19%, 8/2/12 (A) (B)	2,000,000	2,000,000
Washington State, HFC, Oxford Square Apartments Project, Ser A, AMT, RB, (LOC: U.S. Bank, N.A.)
0.21%, 8/2/12 (A)	2,250,000	2,250,000
Washington State, HFC, Woodlands Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.19%, 8/2/12 (A) (B)	4,620,000	4,620,000
		33,205,000
WYOMING — 1.8%
Wyoming State, Student Loan Corp., Ser A-2, RB, (LOC: Royal Bank of Canada)
0.15%, 8/2/12 (A)	15,000,000	15,000,000

TOTAL MUNICIPAL OBLIGATIONS
(Cost $822,577,620)† — 99.7%		822,577,620
OTHER ASSETS AND LIABILITIES, NET — 0.3%		2,436,034
NET ASSETS — 100.0%		$825,013,654

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments

July 31, 2012 (unaudited)

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on July 31, 2012. Date shown is the date on which the Portfolio can unconditionally demand payment.
(B)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(C)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2012, these securities amounted to $22,841,923 or 2.77% of net assets of the Portfolio. These securities have been deemed liquid by the Board of Directors.

AMT — Alternative Minimum Tax
CALSTRS — California State Teachers' Retirement System
Cl — Class
DFA — Development Finance Authority
EDA — Economic Development Authority
EFA — Educational Facilities Authority
GO — General Obligation
HDA — Housing Development Authority
HEFA — Health and Education Facilities Authority
HFA — Housing Finance Agency
HFC — Housing Finance Commission
IDA — Industrial Development Authority
IDC — Industrial Development Corp.
IDRB — Industrial Development Revenue Bond
LIQ — Liquidity Agreement
LLC — Limited Liability Company
LOC — Letter of Credit
MFC — Multi-Family Certificates
MFH — Multi-Family Housing
N.A. — National Association
RB — Revenue Bond
PCFA — Pollution Control Financing Authority
Ser — Series
TAN — Tax Anticipation Note
TCLF — Temporary Credit Liquidity Facility
TECP — Tax Exempt Commercial Paper
TRAN — Tax & Revenue Anticipation Note

As of July 31, 2012, all the investments are classified as Level 2. For the period ended July 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM California Municipal Money Market Portfolio • Schedule of Investments

July 31, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 93.6%
CALIFORNIA — 93.6%
California State, EFA, California Institute of Technology Project, Ser B, RB
0.12%, 8/2/12 (A)	$14,650,000	$14,650,000
California State, EFA, TECP
0.14%, 8/17/12	13,752,000	13,752,000
California State, Health Facilities Financing Authority, Children's Hospital Project, Ser C, RB, (LOC: U.S. Bank, N.A.)
0.13%, 8/1/12 (A)	8,100,000	8,100,000
California State, Health Facilities Financing Authority, Health Facility Catholic Project, RB, (LOC: Bank of Montreal)
0.14%, 8/1/12 (A)	6,725,000	6,725,000
0.10%, 8/1/12 (A)	3,000,000	3,000,000
California State, Health Facilities Financing Authority, Scripps Health Project, Ser C, RB, (LOC: Northern Trust Company)
0.10%, 8/2/12 (A)	2,600,000	2,600,000
California State, Health Facilities Financing Authority, Scripps Health Project, Ser F, RB, (LOC: Northern Trust Company)
0.10%, 8/1/12 (A)	975,000	975,000
California State, HFA, MFH Project, Ser B, AMT, RB, (TCLF: Fannie Mae; Freddie Mac)
0.15%, 8/1/12 (A)	5,200,000	5,200,000
California State, HFA, MFH Project, Ser E, AMT, RB, (LOC: Fannie Mae)
0.15%, 8/1/12 (A) (B)	2,900,000	2,900,000
California State, HFA, Ser A, AMT, RB, (LOC: Fannie Mae)
0.17%, 8/1/12 (A) (B)	3,600,000	3,600,000
California State, Infrastructure & Economic Development Bank, Buck Institute Age Research Project, RB, (LOC: U.S. Bank, N.A.)
0.13%, 8/1/12 (A)	4,900,000	4,900,000
California State, Infrastructure & Economic Development Bank, J Paul Getty Project, Ser A2, RB
0.13%, 8/1/12 (A)	1,500,000	1,500,000
California State, Infrastructure & Economic Development Bank, Los Angeles Museum Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.12%, 8/1/12 (A)	2,600,000	2,600,000
California State, Infrastructure & Economic Development Bank, Los Angeles Museum Project, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.12%, 8/1/12 (A)	700,000	700,000
California State, Infrastructure & Economic Development Bank, Nature Kist Snacks Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.19%, 8/2/12 (A)	2,800,000	2,800,000
California State, Kindergarten Project, Ser A-2, GO, (LOC: State Street Bank & Trust Co.)
0.12%, 8/1/12 (A)	5,950,000	5,950,000
California State, Kindergarten Project, Ser A-3, GO, (LOC: State Street Bank & Trust Co.)
0.13%, 8/1/12 (A)	4,100,000	4,100,000
California State, MFA, Goodwill Industries-Orange County, RB, (LOC: Wells Fargo Bank, N.A.)
0.23%, 8/2/12 (A)	1,135,000	1,135,000
California State, MFA, La Sierra University Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.13%, 8/2/12 (A)	2,400,000	2,400,000
California State, PCFA, Pacific Gas & Electric Project, Ser B, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.20%, 8/1/12 (A)	1,000,000	1,000,000
California State, PCFA, Pacific Gas & Electric Project, Ser C, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.16%, 8/1/12 (A)	100,000	100,000
California State, PCFA, Pacific Gas & Electric Project, Ser E, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.12%, 8/1/12 (A)	1,100,000	1,100,000
California State, PCFA, Sanger Project, Ser A, AMT, RB, (LOC: National Bank of Canada)
0.22%, 8/1/12 (A)	4,200,000	4,200,000
California State, Ser A-1, GO, (LOC: JPMorgan Chase Bank, N.A.)
0.13%, 8/1/12 (A)	1,700,000	1,700,000
California State, Ser A-3, GO, (LOC: Bank of Montreal)
0.11%, 8/1/12 (A)	10,000,000	10,000,000
California Statewide, Community Development Authority, Coventry Place Apartments Project, AMT, RB, (LOC: Fannie Mae)
0.29%, 8/2/12 (A) (B)	9,600,000	9,600,000
California Statewide, Community Development Authority, Masters College Project, RB, (LOC: U.S. Bank, N.A.)
0.15%, 8/2/12 (A)	2,605,000	2,605,000
California Statewide, Community Development Authority, Oakmont Chino Hills, Ser P, AMT, RB, (LOC: Fannie Mae)
0.16%, 8/2/12 (A) (B)	5,000,000	5,000,000
California Statewide, Community Development Authority, Pavillion Apartments Project, Ser M, AMT, RB, (LOC: Fannie Mae)
0.18%, 8/2/12 (A) (B)	3,600,000	3,600,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM California Municipal Money Market Portfolio • Schedule of Investments

July 31, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CALIFORNIA (continued)
California Statewide, Community Development Authority, RB, (LIQ: Royal Bank of Canada)
0.14%, 8/2/12 (A)	$12,000,000	$12,000,000
City of Newport Beach California, Hoag Memorial Hospital Project, Ser E, RB, (LOC: Northern Trust Company)
0.13%, 8/1/12 (A)	5,000,000	5,000,000
Freddie Mac, MFC, Ser M001, Cl A
0.21%, 8/2/12 (A)	17,863,615	17,863,616
Freddie Mac, MFC, Ser M007, Cl A
0.21%, 8/2/12 (A)	9,877,027	9,877,027
Irvine, Assessment District No. 94-13, Oak Creek Special Assessment Bonds, Ser 1997, SAB, (LOC: State Street Bank & Trust Co.)
0.11%, 8/1/12 (A)	612,000	612,000
Lancaster, Redevelopment Agency, Cedar Creek Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.16%, 8/2/12 (A) (B)	7,300,000	7,300,000
Los Angeles County, Leasing Authority, TECP
0.14%, 8/3/12	6,500,000	6,500,000
0.16%, 8/8/12	8,000,000	8,000,000
Los Angeles, Wastewater System, Ser B, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.14%, 8/2/12 (A)	600,000	600,000
Port of Oakland, TECP
0.16%, 10/4/12	7,133,000	7,133,000
Riverside County, Teeter Finance, TECP
0.17%, 9/14/12	11,200,000	11,200,000
San Diego County, COP, (LOC: Northern Trust Company)
0.15%, 8/2/12 (A)	2,650,000	2,650,000
San Francisco City & County, Airports Commission Authority, Ser A-1, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.17%, 8/1/12 (A)	6,900,000	6,900,000
Santa Clara County, Finance Authority, El Camino Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.14%, 8/1/12 (A)	4,600,000	4,600,000
Santa Clara County, Finance Authority, Housing Authority Office Project, Ser A, RB, (LOC: U.S. Bank, N.A.)
0.15%, 8/2/12 (A)	1,420,000	1,420,000
Santa Clara County, TECP
0.14%, 8/2/12	4,000,000	4,000,000
Santa Cruz County, Housing Authority, Paloma Del Mar Apartments Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.28%, 8/1/12 (A)	7,700,000	7,700,000
South Placer, Wastewater Authority, Ser A, RB, (LOC: State Street Bank & Trust Co.)
0.12%, 8/2/12 (A)	10,800,000	10,800,000
South Placer, Wastewater Authority, Ser B, RB, (LOC: U.S. Bank, N.A.)
0.12%, 8/2/12 (A)	4,800,000	4,800,000
University of California, TECP
0.21%, 8/10/12	8,850,000	8,850,000
0.14%, 8/13/12	10,000,000	10,000,000
0.16%, 9/6/12	3,800,000	3,800,000
0.13%, 9/20/12	2,000,000	2,000,000
0.16%, 10/12/12	3,500,000	3,500,000
0.14%, 11/15/12	5,000,000	5,000,000
Whittier, Health Facilities Authority, Presbyterian Intercommunity Project, Ser A, RB, (LOC: U.S. Bank, N.A.)
0.12%, 8/1/12 (A)	1,300,000	1,300,000
Whittier, Health Facilities Authority, Presbyterian Intercommunity Project, Ser B, RB, (LOC: U.S. Bank, N.A.)
0.12%, 8/1/12 (A)	7,500,000	7,500,000
TOTAL MUNICIPAL OBLIGATIONS		297,397,643

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.5%
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 6.5%
0.04%, 8/8/12 (C)	6,779,000	6,778,873
0.12%, 11/16/12 (C)	14,000,000	13,993,966
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		20,772,839

TOTAL INVESTMENTS
(Cost $318,170,482)† — 100.1%		318,170,482
OTHER ASSETS AND LIABILITIES, NET — (0.1)%		(297,810)
NET ASSETS — 100.0%		$317,872,672

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.
(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on July 31, 2012. Date shown is the date on which the Portfolio can unconditionally demand payment.
(B)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(C)	The rate shown is the effective yield at time of purchase.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM California Municipal Money Market Portfolio • Schedule of Investments

July 31, 2012 (unaudited)

AMT — Alternative Minimum Tax
Cl — Class
COP -— Certificate of Participation
EFA — Educational Facilities Authority
GO — General Obligation
HFA — Housing Finance Agency
LIQ — Liquidity Agreement
LOC — Letter of Credit
MFA — Municipal Finance Authority
MFC — Multi-Family Certificates
MFH — Multi-Family Housing
N.A. — National Association
PCFA — Pollution Control Financing Authority
RB — Revenue Bond
SAB — Special Assessment Bond
Ser — Series
TCLF — Temporary Credit Liquidity Facility
TECP — Tax Exempt Commercial Paper

As of July 31, 2012, all the investments are classified as Level 2. For the period ended July 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM New York Municipal Money Market Portfolio • Schedule of Investments

July 31, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 101.5%
NEW YORK — 101.5%
Albany, Industrial Development Agency, South Mall Towers Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.19%, 8/2/12 (A) (B)	$3,520,000	$3,520,000
Dutchess County, Industrial Development Agency, Marist College, Ser A, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.16%, 8/2/12 (B)	1,500,000	1,500,000
Geneva, Housing Finance Authority, Depaul Community Facs., Ser A, AMT, RB, (LOC: Canandaigua National Bank & Trust Co.)
0.23%, 8/2/12 (B)	2,025,000	2,025,000
Long Island, Power Authority, Ser 1B, RB, (LOC: State Street Bank & Trust Co.)
0.14%, 8/1/12 (B)	2,100,000	2,100,000
Long Island, Power Authority, TECP
0.18%, 10/4/12	2,831,000	2,831,000
MTA, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.14%, 8/1/12 (B)	6,700,000	6,700,000
Nassau County, Interim Finance Authority, Ser C, RB, (LIQ: JPMorgan Chase Bank, N.A.)
0.15%, 8/1/12 (B)	400,000	400,000
Nassau, Health Care Corp., Ser D-1, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.14%, 8/3/12 (B)	5,000,000	5,000,000
New York City, Housing Development Corp., Atlantic Court Apartments Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.16%, 8/1/12 (A) (B)	7,400,000	7,400,000
New York City, Housing Development Corp., Lyric Development Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.16%, 8/1/12 (A) (B)	7,800,000	7,800,000
New York City, Housing Development Corp., Nicole Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.16%, 8/1/12 (A) (B)	5,000,000	5,000,000
New York City, Industrial Development Agency, MSMC Realty Corp. Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.15%, 8/1/12 (B)	2,490,000	2,490,000
New York City, Industrial Development Agency, USA Waste Services, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.18%, 8/2/12 (B)	1,400,000	1,400,000
New York City, Municipal Water Finance Authority, 2nd General, Ser DD-2, RB, (LIQ: CALSTRS /State Street Bank & Trust Co.)
0.13%, 8/1/12 (B)	1,835,000	1,835,000
New York City, Municipal Water Finance Authority, 2nd General, Ser DD-3A, RB, (LIQ: CALSTRS/State Street Bank & Trust Co.)
0.13%, 8/1/12 (B)	2,300,000	2,300,000
New York City, Municipal Water Finance Authority, Ser B-2, RB, (LIQ: Royal Bank of Canada)
0.12%, 8/2/12 (B)	1,760,000	1,760,000
New York City, Municipal Water Finance Authority, Ser B-4, RB
0.13%, 8/1/12 (B)	5,500,000	5,500,000
New York City, Ser A-5, GO, (LIQ: Bank of Nova Scotia)
0.14%, 8/1/12 (B)	1,000,000	1,000,000
New York City, Ser F-6, GO, (LOC: JPMorgan Chase Bank, N.A.)
0.14%, 8/1/12 (B)	800,000	800,000
New York City, Ser G-4, GO, (LOC: PNC Bank, N.A.)
0.14%, 8/1/12 (B)	3,000,000	3,000,000
New York City, Ser I-6, GO, (LOC: CALSTRS)
0.16%, 8/1/12 (B)	1,880,000	1,880,000
New York City, Ser L-4, GO, (LOC: U.S. Bank, N.A.)
0.13%, 8/1/12 (B)	2,700,000	2,700,000
New York City, Transitional Future Tax Secured, Ser A, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.17%, 8/1/12 (B)	2,800,000	2,800,000
New York City, Trust for Cultural Resources, Lincoln Center Project, Ser A-2, RB, (LOC: Bank of New York Mellon)
0.15%, 8/1/12 (B)	1,050,000	1,050,000
New York State, Dormitory Authority, Columbia University, Ser A, RB
0.12%, 8/1/12 (B)	6,000,000	6,000,000
New York State, Dormitory Authority, Rockefeller University, Ser B, RB
0.14%, 8/2/12 (B)	4,800,000	4,800,000
New York State, Dormitory Authority, TECP
0.17%, 9/13/12	7,000,000	7,000,000
New York State, HFA, 150 East 44th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.16%, 8/1/12 (A) (B)	2,000,000	2,000,000
New York State, HFA, 1500 Lexington Avenue Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.16%, 8/1/12 (A) (B)	3,000,000	3,000,000
New York State, HFA, 240 East 39th Street Project, AMT, RB, (LOC: Freddie Mac)
0.16%, 8/1/12 (A) (B)	1,000,000	1,000,000
New York State, HFA, 345 East 94th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.16%, 8/1/12 (A)	11,700,000	11,700,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM New York Municipal Money Market Portfolio • Schedule of Investments

July 31, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NEW YORK (continued)
New York State, HFA, 80 Dekalb Avenue Project, Ser A, RB, (LOC: Wachovia Bank, N.A.)
0.14%, 8/1/12 (B)	$6,240,000	$6,240,000
New York State, HFA, Bowery Place I Project, Ser A, RB, (LOC: Freddie Mac)
0.12%, 8/1/12 (A) (B)	5,000,000	5,000,000
New York State, HFA, Dekalb Ace Project, Ser B, RB, (LOC: Wachovia Bank, N.A.)
0.14%, 8/1/12 (B)	7,900,000	7,900,000
New York State, HFA, Gethsemane Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.20%, 8/1/12 (A) (B)	1,400,000	1,400,000
New York State, HFA, Gotham West Project, Ser A-2, RB, (LOC: Wells Fargo Bank, N.A.)
0.13%, 8/1/12 (B)	1,200,000	1,200,000
New York State, HFA, West 38th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.16%, 8/1/12 (A) (B)	2,250,000	2,250,000
New York State, Liberty Development Corp., World Trade Center Project, Ser A-1, RB
0.30%, 8/8/12 (B)	5,000,000	5,000,000
New York State, Power Authority, GO, (LIQ: JPMorgan Chase Bank, N.A., Bank of Nova Scotia, Wells Fargo Bank, N.A., State Street Bank & Trust Co., Bank of New York Mellon)
0.15%, 9/1/12 (B)	2,000,000	2,000,000
New York State, Power Authority, TECP
0.17%, 8/15/12	4,580,000	4,580,000
Port Authority of NY & NJ, TECP
0.14%, 9/6/12	7,000,000	7,000,000
Triborough Bridge & Tunnel Authority, Ser B, RB, (LOC: State Street Bank & Trust Co.)
0.12%, 8/1/12 (B)	3,340,000	3,340,000
Triborough Bridge & Tunnel Authority, Ser B-2, RB, (LOC: CALSTRS)
0.13%, 8/1/12 (B)	4,000,000	4,000,000
TOTAL MUNICIPAL OBLIGATIONS		158,201,000

U.S. GOVERNMENT AGENCY OBLIGATION — 1.9%
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 1.9%
0.04%, 8/8/12 (C)	3,021,000	3,020,941
TOTAL U.S. GOVERNMENT AGENCY OBLIGATION		3,020,941

TOTAL INVESTMENTS
(Cost $161,221,941)† — 103.4%		161,221,941
OTHER ASSETS AND LIABILITIES, NET — (3.4)%		(5,298,735)
NET ASSETS — 100.0%		$155,923,206

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.
(A)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on July 31, 2012. Date shown is the date on which the Portfolio can unconditionally demand payment.
(C)	The rate shown is the effective yield at time of purchase.

AMT — Alternative Minimum Tax
CALSTRS — California State Teachers' Retirement System
GO — General Obligation
HFA — Housing Finance Agency
LIQ — Liquidity Agreement
LOC — Letter of Credit
MTA — Metropolitan Transportation Authority
N.A. — National Association
RB — Revenue Bond
Ser — Series
TECP — Tax Exempt Commercial Paper

As of July 31, 2012, all the investments are classified as Level 2. For the period ended July 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Money Market Fund • Schedule of Investments

July 31, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER — 25.5%
BANKS — 5.4%
Australia & New Zealand Banking Group
0.52%, 8/1/12 (A)	$1,000,000	$1,000,000
0.63%, 9/6/12 (A)	2,000,000	1,998,740
Caisse Centrale Desjardins du Quebec
0.18%, 8/29/12 (A)	1,000,000	999,860
Commonwealth Bank of Australia
0.30%, 8/18/12 (A)	1,000,000	1,000,000
0.29%, 8/29/12 (A)	2,000,000	1,999,969
0.37%, 1/14/13 (A)	1,000,000	998,294
		7,996,863
DOMESTIC/FOREIGN BANK SUPPORTED — 1.7%
CPPIB Capital Inc. (GTY: Canada Pension Plan Investment Board)
0.11%, 8/17/12 (A)	1,000,000	999,951
0.15%, 10/17/12 (A)	1,000,000	999,679
National Australia Funding Delaware Inc. (GTY: National Australia Bank)
0.19%, 8/7/12 (A)	500,000	499,985
		2,499,615
INDUSTRIAL & OTHER COMMERCIAL PAPER — 18.4%
Board of Trustees of The Leland Stanford Junior University
0.16%, 8/24/12	2,500,000	2,499,744
Dean Health Systems Inc.
0.22%, 8/2/12	2,000,000	1,999,988
General Electric Capital Corp.
0.16%, 8/2/12	2,500,000	2,499,989
0.32%, 9/26/12	500,000	499,751
0.17%, 9/27/12	1,000,000	999,731
0.25%, 10/24/12	1,000,000	999,416
Old Line Funding LLC
0.17%, 8/15/12 (A)	1,000,000	999,934
President and Fellows of Harvard College
0.14%, 8/8/12	3,087,000	3,086,916
Procter & Gamble Co.
0.13%, 8/6/12 (A)	1,000,000	999,982
Trinity Health
0.17%, 8/13/12	1,429,000	1,428,919
0.17%, 10/2/12	1,000,000	999,707
University of California
0.14%, 8/13/12	2,000,000	1,999,907
0.17%, 10/3/12	1,000,000	999,702
University of Texas, Permanent University Funding System
0.15%, 8/20/12	1,000,000	1,000,000
0.17%, 9/17/12	2,000,000	2,000,000
0.16%, 9/18/12	1,000,000	1,000,000
0.17%, 10/9/12	1,000,000	1,000,000
Yale University
0.15%, 9/19/12	1,000,000	999,796
0.16%, 10/15/12	1,000,000	999,667
		27,013,149
TOTAL COMMERCIAL PAPER		37,509,627

CERTIFICATES OF DEPOSIT — 15.6%
Australia & New Zealand Banking Group
0.28%, 11/16/12	2,000,000	2,000,000
Bank of Montreal, IL
0.47%, 8/14/12	1,000,000	1,000,004
0.19%, 8/21/12	2,000,000	2,000,000
Bank of Nova Scotia, TX
0.45%, 8/1/12	400,000	400,001
0.79%, 8/22/12	2,000,000	2,004,185
0.47%, 8/31/12	1,000,000	1,000,025
Canadian Imperial Bank of Commerce, NY
0.56%, 8/1/12	1,000,000	1,000,000
0.24%, 8/1/12	1,000,000	1,000,000
0.50%, 2/21/13	1,000,000	1,000,000
National Australia Bank, NY
0.30%, 8/29/12	1,000,000	1,000,000
0.61%, 10/10/12	1,500,000	1,500,000
National Bank of Canada, NY
0.43%, 8/1/12	1,000,000	1,000,000
0.54%, 8/13/12	500,000	500,252
0.54%, 8/27/12	1,500,000	1,500,000
0.44%, 10/12/12	2,000,000	2,000,000
Royal Bank of Canada, NY
0.55%, 8/1/12	1,000,000	1,000,000
0.54%, 8/1/12	1,000,000	1,000,000
0.44%, 8/1/12	1,000,000	1,000,000
Westpac Banking Corp., NY
0.46%, 8/1/12	1,000,000	1,000,048
TOTAL CERTIFICATES OF DEPOSIT		22,904,515

MUNICIPAL OBLIGATIONS — 15.2%
Illinois State, EFA, TECP
0.18%, 9/6/12	1,000,000	1,000,000
Illinois State, Finance Authority, Rehab Institute Chicago Project, Ser B, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.17%, 8/2/12 (B)	1,600,000	1,600,000
Los Angeles County, Leasing Authority, TECP
0.16%, 8/8/12	3,000,000	3,000,000
Lower Neches Valley Authority, IDC, Exxon-Mobil Project, RB
0.14%, 8/1/12 (B)	2,000,000	2,000,000
Lower Neches Valley Authority, IDC, Exxon-Mobil Project, Ser B, AMT, RB
0.16%, 8/1/12 (B)	1,855,000	1,855,000
Port Authority of NY & NJ, Ser ZZ, RB
1.00%, 12/1/12	2,000,000	2,004,647
Port Authority of NY & NJ, TECP
0.17%, 9/13/12	2,000,000	2,000,000
Rhode Island State, SLA, Ser A, RB, (LOC: State Street Bank & Trust Co.)
0.17%, 8/1/12 (B)	2,600,000	2,600,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Money Market Fund • Schedule of Investments

July 31, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Santa Clara County, Finance Authority, El Camino Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.14%, 8/1/12 (B)	$300,000	$300,000
University of California, Ser Z-2, RB
0.18%, 8/2/12 (B)	1,000,000	1,000,000
Virginia State, Small Business Financing Authority, Carilion Clinic Obligations Project, Ser B, RB, (LOC: PNC Bank N.A.)
0.15%, 8/1/12 (B)	4,980,000	4,980,000
TOTAL MUNICIPAL OBLIGATIONS		22,339,647

CORPORATE OBLIGATIONS — 10.6%

BANKS — 8.2%
Bank of New York Mellon Corp. MTN
4.95%, 11/1/12	4,000,000	4,044,045
National Australia Bank MTN
2.35%, 11/16/12 (A)	2,000,000	2,008,330
U.S. Bank, N.A.
0.67%, 10/26/12 (C)	2,000,000	2,000,862
Westpac Banking Corp.
1.00%, 10/23/12 (A) (C)	2,000,000	2,002,167
2.25%, 11/19/12	2,000,000	2,008,282
		12,063,686
HEALTH CARE — 1.4%
Johnson & Johnson
5.15%, 8/15/12	2,125,000	2,129,026

INDUSTRIAL — 1.0%
Wal-Mart Stores Inc.
4.55%, 5/1/13	1,358,000	1,401,086

TOTAL CORPORATE OBLIGATIONS		15,593,798

REGIONAL GOVERNMENT OBLIGATIONS — 5.6%
Export Development Canada
1.75%, 9/24/12	2,000,000	2,004,403
Financement-Quebec
5.00%, 10/25/12	1,980,000	2,001,041
Province of New Brunswick Canada
7.63%, 2/15/13	1,000,000	1,039,435
Province of Ontario Canada, Ser 1
1.88%, 11/19/12	620,000	622,906
Province of Saskatchewan Canada
8.00%, 2/1/13	2,550,000	2,648,308
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		8,316,093

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.8%
FANNIE MAE — 1.5%
0.37%, 8/1/12 (C) (D)	2,150,000	2,150,408

FEDERAL HOME LOAN BANK — 1.3%
0.18%, 8/1/12 (C)	2,000,000	2,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		4,150,408

REPURCHASE AGREEMENTS — 24.5%
Counterparty: Bank of Montreal
0.16% dated 7/31/12, due 8/1/12
in the amount of $16,019,071, fully collateralized by a $15,973,200 U.S. Treasury obligation, coupon 1.75%, maturity 1/31/14, value $16,339,465	16,019,000	16,019,000
Counterparty: Bank of Nova Scotia
0.17% dated 7/31/12, due 8/1/12
in the amount of $10,000,047, fully collateralized by various U.S. Treasury obligations, coupon range 0.00%-1.125%, maturity range 10/19/12-6/27/14, value $10,200,971	10,000,000	10,000,000
Counterparty: RBC Capital Markets Corp.
0.13% dated 7/31/12, due 8/1/12
in the amount of $10,000,036, fully collateralized by a $10,258,500 U.S. Treasury obligation, coupon 0.50%, maturity 7/31/17, value $10,200,027	10,000,000	10,000,000
TOTAL REPURCHASE AGREEMENTS		36,019,000

TOTAL INVESTMENTS
(Cost $146,833,088) † — 99.8%		146,833,088
OTHER ASSETS AND LIABILITIES, NET — 0.2%		336,498
NET ASSETS — 100.0%		$147,169,586

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2012, these securities amounted to $16,506,891 or 11.22% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on July 31, 2012. Date shown is the date on which the Fund can unconditionally demand payment.
(C)	Variable rate security. The rate shown is the current rate on July 31, 2012. Date shown represents the next interest reset date.
(D)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

AMT — Alternative Minimum Tax
EFA — Educational Facilities Authority
GTY — Guarantee
IDC — Industrial Development Corp.
LLC — Limited Liability Company
LOC — Letter of Credit
MTN — Medium Term Note
N.A. — National Association
RB — Revenue Bond
Ser — Series
SLA — Student Loan Authority
TECP — Tax Exempt Commercial Paper

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Money Market Fund • Schedule of Investments

July 31, 2012 (unaudited)

As of July 31, 2012, all the investments are classified as Level 2. For the period ended July 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Municipal Money Market Fund • Schedule of Investments

July 31, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 98.7%
CALIFORNIA — 16.0%
California State, EFA, TECP
0.14%, 8/17/12	$3,000,000	$3,000,000
California State, HFA, MFH Project, RB, (LOC: Fannie Mae)
0.12%, 8/1/12 (A) (B)	1,000,000	1,000,000
California State, Kindergarten Project, Ser A-2, GO, (LOC: State Street Bank & Trust Co.)
0.12%, 8/1/12 (B)	1,200,000	1,200,000
Los Angeles County, Leasing Authority, TECP
0.14%, 8/3/12	1,500,000	1,500,000
0.16%, 8/8/12	2,000,000	2,000,000
San Francisco City & County, Airports Commission Authority, Ser A-1, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.17%, 8/1/12 (B)	1,000,000	1,000,000
University of California, TECP
0.14%, 8/13/12	2,000,000	2,000,000
0.16%, 9/6/12	1,500,000	1,500,000
		13,200,000
GEORGIA — 1.8%
Monroe County, Development Authority, Oglethorpe Power Corp. Project, RB, (LOC: Bank of Montreal)
0.14%, 8/1/12 (B)	1,500,000	1,500,000

IDAHO — 0.9%
Idaho State, TAN
2.00%, 6/28/13	750,000	762,213

ILLINOIS — 4.4%
Chicago Board of Education, GO
0.17%, 8/1/12 (B)	1,000,000	1,000,000
Illinois State, EFA, TECP
0.18%, 9/6/12	1,000,000	1,000,000
Illinois State, Finance Authority, Carle Foundation Project, Ser B, RB, (LOC: Northern Trust Company)
0.11%, 8/2/12 (B)	450,000	450,000
Illinois State, Finance Authority, North Park University Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.16%, 8/1/12 (B)	1,200,000	1,200,000
		3,650,000
INDIANA — 1.9%
Indiana State, Finance Authority, Ohio Valley Electric Corporation Project, Ser C, RB, (LOC: Bank of Nova Scotia)
0.15%, 8/2/12 (B)	300,000	300,000
Indiana State, Finance Authority, Parkview Health System Project, Ser C, RB, (LOC: PNC Bank N.A.)
0.15%, 8/1/12 (B)	1,250,000	1,250,000
		1,550,000
IOWA — 1.1%
Iowa State, Small Business Financing Authority, Corporate Center Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.15%, 8/2/12 (B)	895,000	895,000

MARYLAND — 3.3%
Johns Hopkins University
0.16%, 9/5/12	1,200,000	1,200,000
Johns Hopkins University, TECP
0.15%, 8/9/12	1,000,000	1,000,000
0.16%, 10/4/12	494,000	494,000
		2,694,000
MICHIGAN — 9.9%
Michigan State, Finance Authority, Ser C-3, RB, (LOC: Bank of Nova Scotia)
2.00%, 8/20/12	1,000,000	1,000,879
Michigan State, HDA, Ser B, AMT, RB, (LOC: Fannie Mae)
0.17%, 8/1/12 (A) (B)	200,000	200,000
Michigan State, HFA, TECP
0.14%, 10/3/12	3,500,000	3,500,000
University of Michigan, TECP
0.15%, 9/4/12	3,500,000	3,500,000
		8,200,879
MISSOURI — 3.1%
Missouri State, HEFA, Ascension Health Senior Credit Project, TECP
0.12%, 8/3/12	2,000,000	2,000,000
St. Joseph, IDA, Heartland Regional Medical Center Project, Ser A, RB, (LOC: U.S. Bank, N.A.)
0.13%, 8/1/12 (B)	550,000	550,000
		2,550,000
NEW MEXICO — 3.7%
New Mexico State, Finance Authority, Ser A-1, RB, (LOC: State Street Bank & Trust Co.)
0.12%, 8/2/12 (B)	2,000,000	2,000,000
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.12%, 8/2/12 (B)	1,050,000	1,050,000
		3,050,000
NEW YORK — 20.5%
Albany, IDA, South Mall Towers Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.19%, 8/2/12 (A) (B)	2,100,000	2,100,000
MTA, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.14%, 8/1/12 (B)	1,000,000	1,000,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Municipal Money Market Fund • Schedule of Investments

July 31, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
New York City, Municipal Water Finance Authority, Ser B-2, RB, (LIQ: Royal Bank of Canada)
0.12%, 8/2/12 (B)	$1,000,000	$1,000,000
New York City, Municipal Water Finance Authority, Ser B-4, RB
0.13%, 8/1/12 (B)	2,000,000	2,000,000
New York City, Ser A-5, GO, (LIQ: Bank of Nova Scotia)
0.14%, 8/1/12 (B)	900,000	900,000
New York City, Ser I-6, GO
0.16%, 8/1/12 (B)	895,000	895,000
New York State, Dormitory Authority, Rockefeller University, Ser B, RB
0.14%, 8/2/12 (B)	3,000,000	3,000,000
New York State, Dormitory Authority, TECP
0.17%, 9/13/12	2,000,000	2,000,000
New York State, HFA, 1500 Lexington Avenue Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.16%, 8/1/12 (A) (B)	2,000,000	2,000,000
New York State, Liberty Development Corp., World Trade Center Project, Ser A-1, RB
0.30%, 8/8/12 (B)	1,000,000	1,000,000
New York State, Power Authority, GO, (LIQ: JPMorgan Chase Bank, N.A., Bank of Nova Scotia, Wells Fargo Bank, N.A., State Street Bank & Trust Co., Bank of New York Mellon)
0.15%, 9/1/12 (B)	1,000,000	1,000,000
		16,895,000
OHIO — 4.0%
Cuyahoga County, Metrohealth System Project, RB, (LOC: PNC Bank N.A.)
0.15%, 8/2/12 (B)	1,800,000	1,800,000
Ohio State, Water Development Authority, Firstenergy Project, Ser A, RB, (LOC: Bank of Nova Scotia)
0.14%, 8/1/12 (B)	805,000	805,000
Ohio State, Water Development Authority, RB
0.15%, 8/1/12 (B)	700,000	700,000
		3,305,000
OREGON — 3.0%
Clackamas County, Hospital Facility Authority, Legacy Health Systems, Ser B, RB, (LOC: U.S. Bank, N.A.)
0.14%, 8/1/12 (B)	1,500,000	1,500,000
Oregon State, Ser A, TAN
2.00%, 6/28/13	1,000,000	1,016,466
		2,516,466
PENNSYLVANIA — 1.8%
Pennsylvania State University, Ser B, RB
0.22%, 6/1/31 (B)	1,500,000	1,500,000

TENNESSEE — 1.0%
Hendersonville, IDB, Windsor Park Project, RB, (LOC: Fannie Mae)
0.17%, 8/1/12 (A) (B)	800,000	800,000

TEXAS — 11.1%
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.16%, 8/2/12 (C)	1,000,000	1,000,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.16%, 8/2/12 (B)	650,000	650,000
Harris County, TRAN
2.00%, 2/28/13	1,000,000	1,010,619
Houston, Texas, TRAN
2.00%, 6/28/13	1,500,000	1,524,701
Lower Neches Valley Authority, IDC, Exxon Mobil Project, Ser B-3, AMT, RB
0.16%, 8/1/12 (B)	500,000	500,000
Lower Neches Valley Authority, IDC, Exxon Mobil Project, Ser A-2, RB
0.15%, 8/1/12 (B)	600,000	600,000
Tarrant County, Cultural Education Facilities Finance Corp., Baylor Health Care System Project, RB, (LOC: Northern Trust Company)
0.15%, 8/1/12 (B)	500,000	500,000
Tarrant County, Cultural Education Facilities Finance Corp., Baylor Health Care System Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.15%, 8/1/12 (B)	400,000	400,000
Tarrant County, Cultural Education Facilities Finance Corp., RB, (LOC: Northern Trust Company)
0.15%, 8/1/12 (B)	1,000,000	1,000,000
Texas State, Ser A, TRAN
2.50%, 8/30/12	2,000,000	2,003,523
		9,188,843
UTAH — 2.0%
Utah State, Housing Corp., Pointe Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.16%, 8/2/12 (B)	1,640,000	1,640,000

VERMONT — 2.8%
Vermont State, Student Assistance Authority, Ser B-1, AMT, RB, (LOC: Bank of New York Mellon)
0.14%, 8/2/12 (B)	2,300,000	2,300,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Municipal Money Market Fund • Schedule of Investments

July 31, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
VIRGINIA — 0.3%
Suffolk, Redevelopment & Housing Authority, Oak Springs Apartments, RB, (LOC: Freddie Mac)
0.22%, 8/1/12 (A) (B)	$200,000	$200,000

WASHINGTON — 2.5%
Washington State, Economic Development Finance Authority, Seadrunar Project, Ser E, RB, (LOC: U.S. Bank, N.A.)
0.19%, 8/2/12 (B)	690,000	690,000
Washington State, HFC, Boardwalk Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.19%, 8/2/12 (A) (B)	600,000	600,000
Washington State, HFC, Lake Wash Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.18%, 8/1/12 (B)	800,000	800,000
		2,090,000
WYOMING — 3.6%
Lincoln County, Pacificorp. Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.16%, 8/1/12 (B)	1,000,000	1,000,000
Lincoln County, PCFA, Exxon Project, Ser A, AMT, RB
0.14%, 8/1/12 (B)	2,000,000	2,000,000
		3,000,000
TOTAL MUNICIPAL OBLIGATIONS		81,487,401

TOTAL INVESTMENTS
(Cost $81,487,401) † — 98.7%		81,487,401
OTHER ASSETS AND LIABILITIES, NET — 1.3%		1,083,579
NET ASSETS — 100.0%		$82,570,980

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.
(A)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on July 31, 2012. Date shown is the date on which the Fund can unconditionally demand payment.
(C)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2012, these securities amounted to $1,000,000 or 1.21% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.

AMT — Alternative Minimum Tax
EFA — Educational Facilities Authority
GO — General Obligation
HDA — Housing Development Authority
HEFA — Health and Education Facilities Authority
HFA — Housing Finance Authority
HFC — Housing Finance Commission
IDA — Industrial Development Authority
IDB — Industrial Development Board
IDC — Industrial Development Corp.
LIQ — Liquidity Agreement
LOC — Letter of Credit
MFH — Multi-Family Housing
MTA — Metropolitan Transportation Authority
N.A. — National Association
PCFA — Pollution Control Financing Authority
RB — Revenue Bond
Ser — Series
TAN — Tax Anticipation Note
TECP — Tax Exempt Commercial Paper
TRAN — Tax & Revenue Anticipation Note

As of July 31, 2012, all the investments are classified as Level 2. For the period ended July 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional U.S. Government Fund • Schedule of Investments

July 31, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 65.9%
FANNIE MAE — 13.9%
0.37%, 8/1/12 (A) (B)	$21,500,000	$21,505,196
0.34%, 8/1/12 (A) (B)	25,000,000	25,013,369
0.28%, 8/17/12 (A) (B)	47,330,000	47,337,724
0.27%, 8/23/12 (A) (B)	8,900,000	8,905,224
0.38%, 12/28/12 (A)	12,557,000	12,566,503
0.75%, 2/26/13 (A)	15,000,000	15,045,564
		130,373,580
FEDERAL FARM CREDIT BANK — 13.3%
0.31%, 8/1/12 (B)	15,000,000	15,002,912
0.29%, 8/1/12 (B)	10,000,000	10,001,396
0.22%, 8/1/12 (B)	25,000,000	24,999,654
0.21%, 8/7/12 (B)	15,000,000	14,998,945
0.19%, 8/7/12 (B)	20,000,000	19,999,319
0.20%, 8/22/12 (B)	5,000,000	4,999,970
0.43%, 8/27/12 (B)	5,300,000	5,301,072
0.15%, 8/31/12 (B)	12,500,000	12,499,874
0.20%, 9/4/12	17,000,000	17,000,754
		124,803,896
FEDERAL HOME LOAN BANK — 23.5%
0.19%, 8/1/12 (B)	10,000,000	10,000,000
0.18%, 8/1/12 (B)	55,000,000	55,000,000
0.17%, 8/1/12 (B)	42,125,000	42,119,562
1.75%, 8/22/12	15,415,000	15,429,486
2.00%, 9/14/12	15,280,000	15,313,977
0.20%, 11/19/12	5,000,000	5,000,474
0.18%, 12/19/12	25,000,000	24,999,167
0.25%, 12/24/12 to 1/8/13	27,500,000	27,502,870
0.16%, 2/1/13	5,000,000	4,999,934
0.23%, 4/17/13	7,500,000	7,499,556
0.24%, 5/16/13	12,500,000	12,501,252
		220,366,278
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 1.4%
0.12%, 8/3/12 (C)	12,500,000	12,499,920

FREDDIE MAC — 13.8%
0.33%, 8/1/12 (A) (B)	27,710,000	27,733,580
0.28%, 8/1/12 (A) (B)	12,500,000	12,502,123
0.21%, 8/10/12 (A) (B)	14,900,000	14,900,188
1.00%, 8/28/12 (A)	25,000,000	25,015,902
2.13%, 9/21/12 (A)	10,918,000	10,947,978
4.13%, 12/21/12 (A)	8,350,000	8,477,365
0.63%, 12/28/12 (A)	30,000,000	30,053,802
		129,630,938
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		617,674,612

REPURCHASE AGREEMENTS — 34.0%
Counterparty: Bank of Montreal
0.16% dated 7/31/12, due 8/1/12
in the amount of $129,190,574, fully collateralized by a $128,820,000 U.S. Treasury obligation, coupon 1.75%, maturity 1/31/14, value $131,773,843	129,190,000	129,190,000
Counterparty: Bank of Nova Scotia
0.17% dated 7/31/12, due 8/1/12
in the amount of $170,000,803, fully collateralized by various U.S. Treasury obligations, coupon range 0.00%-3.25%, maturity range 8/27/12-6/18/27, value $173,400,904	170,000,000	170,000,000
Counterparty: RBC Capital Markets Corp.
0.13% dated 7/31/12, due 8/1/12
in the amount of $20,000,072, fully collateralized by a $20,517,000 U.S. Treasury obligation, coupon 0.50%, maturity 7/31/17, value $20,400,053	20,000,000	20,000,000
TOTAL REPURCHASE AGREEMENTS		319,190,000

TOTAL INVESTMENTS
(Cost $936,864,612) † — 99.9%		936,864,612
OTHER ASSETS AND LIABILITIES, NET — 0.1%		582,123
NET ASSETS — 100.0%		$937,446,735

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.
(A)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(B)	Variable rate security. The rate shown is the current rate on July 31, 2012. Date shown represents the next interest reset date.
(C)	The rate shown is the effective yield at time of purchase.

As of July 31, 2012, all the investments are classified as Level 2. For the period ended July 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Treasury Obligations Money Market Fund • Schedule of Investments

July 31, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS — 44.5%
U.S. Treasury Bills
0.08%, 8/2/12 (A)	$15,000,000	$14,999,967
0.09%, 8/9/12 (A)	15,000,000	14,999,700
0.06%, 8/23/12 (A)	25,000,000	24,999,160
0.06%, 8/30/12 (A)	25,000,000	24,998,792
0.10%, 10/18/12 (A)	10,000,000	9,997,952
0.12%, 11/29/12 (A)	20,000,000	19,992,000
0.13%, 12/13/12 (A)	15,000,000	14,992,770
0.18%, 4/4/13 (A)	10,000,000	9,987,563
		134,967,904
U.S. Treasury Notes
4.38%, 8/15/12	15,000,000	15,024,342
0.38%, 10/31/12	20,000,000	20,012,977
3.88%, 2/15/13	5,000,000	5,099,465
		40,136,784
TOTAL U.S. TREASURY OBLIGATIONS		175,104,688

REPURCHASE AGREEMENTS — 55.4%
Counterparty: Bank of Montreal
0.16% dated 7/31/12, due 8/1/12
in the amount of $68,400,304, fully collateralized by a $68,204,100 U.S. Treasury obligation, coupon 1.75%, maturity 1/31/14, value $69,768,020	68,400,000	68,400,000
Counterparty: Bank of Nova Scotia
0.16% dated 7/31/12, due 8/1/12
in the amount of $75,000,333, fully collateralized by a $70,583,400 U.S. Treasury obligation, coupon 2.25%, maturity 7/31/18, value $76,500,406	75,000,000	75,000,000
Counterparty: RBC Capital Markets Corp.
0.13% dated 7/31/12, due 8/1/12
in the amount of $75,000,271, fully collateralized by various U.S. Treasury obligations, coupon range 0.25%-0.50%, maturity range 5/15/15-7/31/17, value $76,500,066	75,000,000	75,000,000
TOTAL REPURCHASE AGREEMENTS		218,400,000

TOTAL INVESTMENTS
(Cost $393,504,688) † — 99.9%		393,504,688
OTHER ASSETS AND LIABILITIES, NET — 0.1%		445,008
NET ASSETS — 100.0%		$393,949,696

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.
(A)	The rate shown is the effective yield at time of purchase.

As of July 31, 2012, all the investments are classified as Level 2. For the period ended July 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Short-Term Bond Fund • Schedule of Investments

July 31, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 59.5%
BANKS — 15.2%
Bank of America Corp. MTN
7.38%, 5/15/14	$1,784,000	$1,935,683
4.50%, 4/1/15	785,000	824,739
Bank of Nova Scotia
2.15%, 8/3/16 (A)	430,000	451,070
Commonwealth Bank of Australia MTN
3.75%, 10/15/14 (A)	1,000,000	1,051,800
Cooperatieve Centrale Raiffeisen-Boerenleenbank
2.65%, 8/17/12 (A)	500,000	500,450
Deutsche Bank MTN
4.88%, 5/20/13	358,000	368,972
National Australia Bank MTN
2.75%, 3/9/17	750,000	774,027
Nordea Bank
1.75%, 10/4/13 (A)	1,000,000	1,003,817
PNC Funding Corp.
5.40%, 6/10/14	1,475,000	1,594,705
3.00%, 5/19/14	200,000	207,753
Royal Bank of Canada MTN
1.13%, 1/15/14	1,080,000	1,090,540
UBS MTN
2.25%, 8/12/13	650,000	657,635
US Bancorp MTN
1.38%, 9/13/13	1,565,000	1,581,216
Wachovia Corp. MTN
5.50%, 5/1/13	870,000	902,474
		12,944,881
CONSUMER DISCRETIONARY — 6.6%
Anheuser-Busch Worldwide Inc.
5.38%, 11/15/14	1,280,000	1,417,800
2.50%, 3/26/13	870,000	881,688
Comcast Cable Communications
7.13%, 6/15/13	900,000	950,117
Comcast Corp.
5.90%, 3/15/16	275,000	319,366
5.85%, 11/15/15	250,000	288,536
Diageo Capital
7.38%, 1/15/14	575,000	631,164
5.20%, 1/30/13	430,000	440,079
Home Depot Inc.
5.25%, 12/16/13	650,000	692,637
		5,621,387
CONSUMER STAPLES — 2.7%
Coca-Cola Co.
1.50%, 11/15/15	430,000	441,711
CVS Caremark Corp.
5.75%, 6/1/17	225,000	269,055
4.88%, 9/15/14	977,000	1,061,055
Kraft Foods Inc.
2.63%, 5/8/13	500,000	507,553
		2,279,374
ENERGY — 4.2%
Apache Corp.
6.00%, 9/15/13	870,000	923,930
Canadian Natural Resources
5.45%, 10/1/12	500,000	504,044
5.15%, 2/1/13	250,000	255,621
ConocoPhillips
4.60%, 1/15/15	1,070,000	1,175,863
Husky Energy Inc.
5.90%, 6/15/14	170,000	185,235
Occidental Petroleum Corp.
2.50%, 2/1/16	353,000	372,314
1.75%, 2/15/17	150,000	154,657
		3,571,664
FINANCIALS — 13.2%
Caterpillar Financial Services Corp. MTN
6.20%, 9/30/13	381,000	406,514
6.13%, 2/17/14	1,500,000	1,628,963
1.55%, 12/20/13	205,000	208,131
ERP Operating
5.13%, 3/15/16 ‡	300,000	332,025
General Electric Capital Corp. MTN
2.10%, 1/7/14	1,465,000	1,490,321
1.22%, 8/11/15 (B)	1,600,000	1,588,654
JPMorgan Chase & Co.
4.75%, 5/1/13	750,000	772,755
3.70%, 1/20/15	675,000	711,290
3.40%, 6/24/15	1,020,000	1,071,077
Metropolitan Life Global Funding I
2.88%, 9/17/12 (A)	800,000	802,175
Wells Fargo & Co. MTN
3.75%, 10/1/14	1,830,000	1,936,539
Westpac Banking Corp.
2.45%, 11/28/16 (A)	220,000	228,624
		11,177,068
GAS TRANSMISSION — 3.7%
Kinder Morgan Energy Partners
5.13%, 11/15/14	1,198,000	1,300,203
5.00%, 12/15/13	1,080,000	1,138,798
Nova Gas Transmission
8.50%, 12/15/12	335,000	344,588
TransCanada PipeLines
3.40%, 6/1/15	325,000	347,256
		3,130,845
HEALTH CARE — 1.0%
Baxter International Inc.
5.90%, 9/1/16	500,000	598,162
1.85%, 1/15/17	200,000	207,851
		806,013
INDUSTRIAL — 6.2%
Daimler Finance N.A.
6.50%, 11/15/13	675,000	724,115
1.65%, 4/10/15 (A)	1,375,000	1,389,840
General Dynamics Corp.
1.38%, 1/15/15	440,000	447,849
Norfolk Southern Corp.
5.26%, 9/17/14	750,000	819,545

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Short-Term Bond Fund • Schedule of Investments

July 31, 2012 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Raytheon Co.
1.63%, 10/15/15	$256,000	$262,331
Union Pacific Corp.
5.45%, 1/31/13	495,000	506,885
5.38%, 5/1/14	168,000	181,167
5.13%, 2/15/14	350,000	372,806
4.88%, 1/15/15	120,000	130,889
United Technologies Corp.
1.20%, 6/1/15	430,000	436,858
		5,272,285
TELECOMMUNICATION SERVICES — 3.0%
AT&T Inc.
5.10%, 9/15/14	1,595,000	1,745,055
Verizon Communications Inc.
2.00%, 11/1/16	800,000	832,582
		2,577,637
UTILITIES — 3.7%
Consolidated Edison Co. of New York Inc.
4.88%, 2/1/13	750,000	766,683
3.85%, 6/15/13	511,000	525,982
Duke Energy Carolinas LLC
5.75%, 11/15/13	430,000	458,730
5.63%, 11/30/12	247,000	251,175
Pacific Gas & Electric Co.
6.25%, 12/1/13	430,000	461,069
Virginia Electric and Power Co.
5.10%, 11/30/12	692,000	702,496
		3,166,135
TOTAL CORPORATE OBLIGATIONS		50,547,289

U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 18.8%
Fannie Mae, MBS Pools
12.00%, 8/1/16 to 3/01/17 (C)	21,992	22,524
10.00%, 2/1/25 (C)	12,841	14,851
9.50%, 8/1/22 (C)	7,144	8,194
8.50%, 9/1/15 (C)	38,910	42,165
8.00%, 4/1/15 to 1/01/16 (C)	147,521	157,899
7.50%, 7/1/13 to 3/01/31 (C)	99,878	105,652
7.00%, 11/1/14 to 7/01/31 (C)	251,240	273,473
6.50%, 1/1/13 to 11/01/37 (C)	2,148,023	2,405,354
6.00%, 4/1/14 to 9/01/24 (C)	1,167,557	1,287,574
5.50%, 6/1/18 to 6/01/24 (C)	1,736,695	1,893,387
5.00%, 3/1/23 (C)	32,297	34,963
4.50%, 5/1/18 to 1/01/19 (C)	571,751	617,107
4.00%, 5/1/23 (C)	208,916	223,938
3.60%, 1/1/16 (B) (C)	11,969	12,758
		7,099,839
Freddie Mac, MBS Pools
12.00%, 7/1/20 (C)	5,308	5,811
9.00%, 6/1/16 to 7/01/30 (C)	16,139	19,526
8.00%, 5/1/15 to 2/01/17 (C)	42,339	45,562
7.00%, 12/1/14 to 7/01/17 (C)	231,253	248,108
6.50%, 7/1/14 to 2/01/19 (C)	61,886	66,413
6.00%, 11/1/17 to 8/01/24 (C)	485,564	528,351
5.50%, 4/1/13 to 2/01/37 (C)	2,698,710	2,955,186
5.00%, 10/1/23 (C)	80,722	87,322
4.50%, 4/1/21 to 1/01/25 (C)	92,026	98,413
		4,054,692
Ginnie Mae, MBS Pools
8.00%, 10/15/25	37,914	39,333
7.50%, 9/15/13	250	253
7.00%, 12/15/23 to 12/15/38	966,720	1,086,182
6.50%, 10/15/13 to 7/15/29	86,845	95,259
6.00%, 2/15/14 to 2/15/32	885,057	978,103
5.50%, 6/15/14 to 10/15/23	1,204,188	1,307,026
4.50%, 11/15/23 to 7/15/24	1,066,570	1,163,923
4.00%, 3/15/19	173,593	189,929
		4,860,008
TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS		16,014,539

U.S. TREASURY OBLIGATIONS — 16.2%
U.S. Treasury Notes
1.50%, 12/31/13 to 7/31/16	1,450,000	1,489,241
1.38%, 11/30/15	3,250,000	3,361,719
1.25%, 2/15/14	1,750,000	1,777,685
0.50%, 10/15/14	1,600,000	1,609,501
0.38%, 3/15/15	5,475,000	5,490,828
TOTAL U.S. TREASURY OBLIGATIONS		13,728,974

REGIONAL GOVERNMENT OBLIGATIONS — 4.0%
Province of Manitoba Canada
2.63%, 7/15/15	610,000	648,064
Province of New Brunswick Canada
6.75%, 8/15/13	860,000	915,951
Province of Nova Scotia Canada
2.38%, 7/21/15	870,000	914,196
Province of Ontario Canada
3.50%, 7/15/13	430,000	442,724
Province of Quebec Canada
4.60%, 5/26/15	430,000	477,773
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		3,398,708

REPURCHASE AGREEMENT — 1.1%
Counterparty: Bank of Montreal
0.16% dated 7/31/12, due 8/1/12
in the amount of $947,004, fully collateralized by a $944,300 U.S. Treasury obligation, coupon 1.75%, maturity 1/31/14, value $965,953	947,000	947,000
TOTAL REPURCHASE AGREEMENT		947,000

TOTAL INVESTMENTS
(Cost $83,765,340) † — 99.6%		84,636,510
OTHER ASSETS AND LIABILITIES, NET — 0.4%		325,819
NET ASSETS — 100.0%		$84,962,329

†	At July 31, 2012, the tax basis cost of the Fund's investments was $83,765,340 and the unrealized appreciation and depreciation were $900,999 and $(29,829), respectively.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2012, these securities amounted to $5,427,776 or 6.39% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(B)	Variable rate security. The rate shown is the current rate on July 31, 2012. Date shown represents the final maturity date.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Short-Term Bond Fund • Schedule of Investments

July 31, 2012 (unaudited)

(C)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

‡	Real Estate Investment Trust.

LLC — Limited Liability Company
MBS— Mortgage Backed Security
MTN — Medium Term Note
N.A. — National Association

As of July 31, 2012, all the investments are classified as Level 2. For the period ended July 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TD Asset Management USA Funds Inc.

By (Signature and Title)* /s/ Kevin LeBlanc, President

Date: September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kevin LeBlanc, President

Date: September 27, 2012

By (Signature and Title)* /s/ Eric Kleinschmidt, Treasurer

Date: September 27, 2012

* Print the name and title of each signing officer under his or her signature.